Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended		16 Months Ended	17 Months Ended	18 Months Ended		19 Months Ended	20 Months Ended	21 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended		25 Months Ended	26 Months Ended	27 Months Ended		28 Months Ended	29 Months Ended	30 Months Ended		31 Months Ended	32 Months Ended	33 Months Ended		34 Months Ended	35 Months Ended	36 Months Ended		37 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2023	Jun. 21, 2023	Jul. 31, 2016	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2016	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2017	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2017	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2017	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2017	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2018	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2018	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2018	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2018	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2019	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2019	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2019	Jul. 31, 2026	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Jan. 31, 2026	Apr. 30, 2026	Jul. 31, 2026
Leader Capital Short Term High Yield Bond Fund Investor Class [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 9,933				$ 10,018				$ 10,066				$ 10,128				$ 10,137				$ 10,141				$ 10,221				$ 10,336				$ 10,427				$ 10,406				$ 10,481				$ 10,583		$ 10,333	$ 10,376	$ 9,072	$ 9,602	$ 10,171	$ 11,174	$ 11,224	$ 11,446	$ 11,642	$ 11,167	$ 11,004	$ 10,451	$ 9,652	$ 10,652	$ 10,055	$ 10,853	$ 10,978	$ 12,066	$ 12,653	$ 12,681	$ 13,304	$ 13,680	$ 13,612	$ 14,172	$ 14,458	$ 15,026	$ 15,199	$ 15,470
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Account Value [Line Items]
Accumulated Value			100,000				99,463				100,440				101,028				101,874				101,994				102,174				103,159				104,416				105,417				105,449				106,337				107,488		105,110	105,685	92,518	97,989	104,001	114,246	114,942	117,405	119,559	114,748	113,356	107,727	99,725	110,048	103,998	112,285	113,834	125,089	131,114	129,536	138,303	139,915	139,508	144,584	147,711	154,138	155,933	158,934
Leader Capital High Quality Income Fund Investor Class [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,079				10,198				10,324				10,478				10,441				10,473				10,616				10,867				11,034				11,231				11,278				11,544		11,262	11,372	10,661	11,025	11,501	12,649	12,437	12,791	13,074	12,779	12,952	12,968	13,077	13,506	13,729	14,014	14,251	14,685	14,923	15,084	15,385	15,633	15,660	15,933	16,149	16,328	16,436	16,527
Leader Capital High Quality Income Fund Institutional Class [Member]
Account Value [Line Items]
Accumulated Value			100,000				101,028				102,347				103,717				105,402				105,060				105,520				107,094				109,791				111,582				113,717				114,326				117,059		114,450	115,721	108,618	112,471	117,506	129,322	127,262	131,060	134,055	131,147	133,006	133,134	134,752	139,163	141,598	144,804	147,381	151,869	154,609	156,420	159,699	162,428	162,857	165,850	168,251	170,277	171,565	172,518
Leader Capital High Quality Income Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	$ 9,632	$ 9,600		$ 9,775	$ 9,901	$ 10,037		$ 10,111	$ 10,248	$ 10,440		$ 10,577	$ 10,703	$ 10,767		$ 10,813	$ 10,860	$ 10,897		$ 10,935	$ 11,041	$ 11,107		$ 11,155	$ 11,209	$ 11,255		$ 11,338	$ 11,444	$ 11,410		$ 11,366	$ 11,440	$ 11,490		$ 11,561	$ 11,635	$ 11,699		$ 11,724	$ 11,763	$ 11,795		$ 11,862	$ 11,938	$ 11,853		$ 11,941	$ 12,020	$ 12,074		$ 12,007
Bloomberg Barclays U. S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,960	10,000	10,000	9,953	9,890	9,638	9,906	9,486	9,916	10,295	9,705	10,267	10,122	10,216	9,840	9,957	10,126	10,222	9,949	10,461	10,611	10,753	9,996	10,487	10,598	10,424	9,913	10,479	10,710	10,714	9,809	10,756	10,679	10,843	9,869	10,815	10,944	11,063	9,790	11,133	11,202	11,185	10,136	11,197	11,380	11,180	10,328	11,192	11,227	11,254	10,666	11,108	10,917	11,114	11,447	11,746	11,593	11,639	11,417	11,664	11,537	11,293	10,445	10,600	9,728	10,349	10,400	10,243	9,763	10,566	10,248	10,766	10,792	10,785	11,070	11,130	11,457	11,523	11,519	11,431
Bloomberg Barclays U. S. Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value			$ 100,000				$ 99,064				$ 97,047				$ 98,401				$ 99,485				$ 99,957				$ 99,132				$ 98,087				$ 98,689				$ 97,905				$ 101,364				$ 103,277				$ 106,664		$ 109,173	$ 111,140	$ 114,474	$ 117,460	$ 115,928	$ 116,386	$ 114,168	$ 116,636	$ 115,374	$ 112,933	$ 104,450	$ 106,002	$ 97,280	$ 103,492	$ 104,003	$ 102,433	$ 97,627	$ 105,663	$ 102,476	$ 107,658	$ 107,923	$ 107,848	$ 110,695	$ 111,298	$ 114,569	$ 115,234	$ 115,186	$ 114,314
Leader Capital High Quality Income Fund Class A Without Load [Member]
Account Value [Line Items]
Accumulated Value	$ 10,033	$ 10,000		$ 10,182	$ 10,313	$ 10,455		$ 10,532	$ 10,675	$ 10,875		$ 11,018	$ 11,149	$ 11,215		$ 11,264	$ 11,312	$ 11,351		$ 11,391	$ 11,501	$ 11,570		$ 11,620	$ 11,676	$ 11,724		$ 11,810	$ 11,921	$ 11,886		$ 11,840	$ 11,917	$ 11,968		$ 12,043	$ 12,120	$ 12,187		$ 12,213	$ 12,253	$ 12,286		$ 12,356	$ 12,436	$ 12,347		$ 12,438	$ 12,521	$ 12,577		$ 12,507